UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2012

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):
[  ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Goldman Capital Management Inc.
Address: 767 Third Ave. 25th Fl
               New York NY 10017

Form 13F File Number:  028-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Neal I Goldman
Title:           President
Telephone:  212-676-5571

Signature, Place and Date of Signing:

Neal I Goldman, New York, NY,  July 24, 2012
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:     38
Form 13F Information Table Value Total:     132,599

Goldman Capital Management Inc.
Form 13F-612


							Value		Shares/	Sh/	Put/	Invstmt	Discretion		Voting Authority--------------------
Name of Issuer			Title o CUSIP		(x$1000)	Prn Amt	Prn	Call					Sole	Shared	None
 				Class	 	 	 		 			Sole	Shared	None

Abaxis Inc			COM	002567105	1240		33500	SH		33500				33500
Advanced Photonix Inc-Cl A	COM	00754E107	16		30000	SH		30000				30000
American Safety Insurance Hold	COM	G02995101	6838		364670	SH		364670				364670
Bacterin Intl Holdings Inc	COM	05644R101	560		417853	SH		417853				417853
Charles & Colvard Ltd		COM	159765106	3562		6220700	SH		6220700				6220700
Commtouch Software Ltd		COM	M25596202	2618		966000	SH		966000				966000
Cray Inc			COM	226552107	3026		917832	SH		917832				917832
Crossroads Systems inc		COM	22765D209	577		129997	SH		129997				129997
Cytori Therapeutics Inc		COM	23283K105	1002		371000	SH		371000				371000
Deep Down Inc			COM	24372A107	993		14181034SH		14181034			14181034
Ditech Networks Inc		COM	25500T108	452		525000	SH		525000				525000
Dot Hill Sys Corp		COM	25848T109	6130		5377599	SH		5377599				5377599
Edgen Group Inc Cl A		COM	28014Q107	985		131000	SH		131000				131000
Emrise Corp			COM	29246J101	68		100000	SH		100000				100000
Graphon Inc			COM	388707101	162		1085987	SH		1085987				1085987
Hughes Telematics Inc		COM	444486104	657		55000	SH		55000				55000
Icg Group Inc			COM	44928D108	4075		440500	SH		440500				440500
Imageware Systems Inc.		COM	45245S108	18210		22762245	SH	22762245			22762245
Information Services Group Inc.	COM	45675Y104	525		410000	SH		410000				410000
Lifetime Brands Inc		COM	53222Q103	9166		730056	SH		730056				730056
Local.comCorp			COM	53954R105	1398		577500	SH		577500				577500
Lpath Inc			COM	548910108	56		75000	SH		75000				75000
Mattersight Corp		COM	577097108	590		73900	SH		73900				73900
Mdc Partners Inc New Cl A Subo	COM	552697104	9758		860500	SH		860500				860500
Mosys Inc			COM	619718109	5302		1636434	SH		1636434				1636434
Nova Measuring Instruments Ltd	COM	M7516K103	924		106000	SH		106000				106000
Park City Group Inc New		COM	700215304	5384		1363007	SH		1363007				1363007
Parkervision Inc		COM	701354102	71		30000	SH		30000				30000
Pfsweb Inc			COM	717098206	1358		477900	SH		477900				477900
Photomedex Inc			COM	719358103	6955		572427	SH		572427				572427
Star Scientific Inc 		COM	85517P101	18970		4160029	SH		4160029				4160029
Transgenomic			COM	89365K206	378		420000	SH		420000				420000
Trinity Biotech Plc New ADR	COM	896438306	11753		979375	SH		979375				979375
Unigene Laboratories Inc	COM	904753100	116		407027	SH		407027				407027
Universal Electronics		COM	913483103	1054		80000	SH		80000				80000
Westmoreland Coal Corp		COM	960878106	3017		374735	SH		374735				374735


Total							132599